Other Assets (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Schedule of Other Assets

As at October 31 ($ millions)	2023	2022
Accrued interest	$4,907	$3,710
Accounts receivable and prepaids	2,218	1,715
Current tax assets	2,743	3,349
Margin deposits on derivatives	12,254	15,656
Segregated fund assets	1,463	1,795
Pension assets (Note 28)	936	1,052
Receivable from brokers, dealers and clients	4,142	4,608
Other	6,278	5,371
Total	$34,941	$37,256